Risk management - NPV-at-Risk banking books per business (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unfloored Parallel Downward [Member]
Disclosure Of Market Risk Exposure [Line Items]
NPV-at-Risk	€ (54,000)	€ 310,000
Unfloored Parallel Downward [Member] | Wholesale Banking [Member]
Disclosure Of Market Risk Exposure [Line Items]
NPV-at-Risk	(68,000)	182,000
Unfloored Parallel Downward [Member] | Retail Banking Benelux [Member]
Disclosure Of Market Risk Exposure [Line Items]
NPV-at-Risk	(1,425,000)	(1,431)
Unfloored Parallel Downward [Member] | Retail Challengers & Growth Markets [member]
Disclosure Of Market Risk Exposure [Line Items]
NPV-at-Risk	(506,000)	(259,000)
Unfloored Parallel Downward [Member] | Corporate Line Banking [member]
Disclosure Of Market Risk Exposure [Line Items]
NPV-at-Risk	1,946,000	1,819,000
Unfloored Parallel Upward [Member]
Disclosure Of Market Risk Exposure [Line Items]
NPV-at-Risk	(1,125,000)	(1,514,000)
Unfloored Parallel Upward [Member] | Wholesale Banking [Member]
Disclosure Of Market Risk Exposure [Line Items]
NPV-at-Risk	171,000	400,000
Unfloored Parallel Upward [Member] | Retail Banking Benelux [Member]
Disclosure Of Market Risk Exposure [Line Items]
NPV-at-Risk	541,000	268,000
Unfloored Parallel Upward [Member] | Retail Challengers & Growth Markets [member]
Disclosure Of Market Risk Exposure [Line Items]
NPV-at-Risk	(17,000)	(452,000)
Unfloored Parallel Upward [Member] | Corporate Line Banking [member]
Disclosure Of Market Risk Exposure [Line Items]
NPV-at-Risk	€ (1,820,000)	€ (1,731,000)